UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22987

Pioneer ILS Interval Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer ILS Interval Fund

NQ | January 31, 2018

Ticker Symbol: XILSX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 99.5%
	CORPORATE BONDS - 99.5% of Net Assets
	INSURANCE - 99.5%
	Reinsurance - 99.5%
2,000,000+(a)(b)	Ailsa Re 2017, Variable Rate Notes, 6/15/18	$1,993,600
3,600,000(c)	Alamo Re, 5.205% (3 Month U.S. Treasury Bill + 375 bps), 6/8/20 (144A) (Cat Bond),	3,673,800
2,100,000+(a)(b)	Arlington Re 2015, Variable Rate Notes, 8/1/18	102,060
6,500,000+(a)(b)	Arlington Re 2016, Variable Rate Notes, 8/31/18	848,250
5,299,000+(a)(b)	Berwick Re 2017, Variable Rate Notes, 2/1/19	5,317,017
13,596,871+(a)(b)	Berwick Re 2018, Variable Rate Notes, 12/31/21	13,711,085
12,600,000+(a)(b)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	12,719,700
1,250,000(c)	Buffalo Re, 4.641% (6 Month USD LIBOR + 325 bps), 4/7/20 (144A) (Cat Bond)	1,234,625
1,000,000(c)	Buffalo Re, 8.141% (6 Month USD LIBOR + 675 bps), 4/7/20 (144A) (Cat Bond)	979,400
250,000(c)	Caelus Re IV, 6.945% (3 Month U.S. Treasury Bill + 549 bps), 3/6/20 (144A) (Cat Bond)	257,700
2,000,000+(a)(b)	Carnoustie Re 2015, Variable Rate Notes, 7/1/18	40,800
5,000,000+(a)(b)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	541,000
12,500,000+(a)(b)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	3,767,500
19,406,338+(a)(b)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	19,513,073
1,750,000	Casablanca Re, Ltd., 6.508%, 6/4/20 (Cat Bond)	1,764,525
14,673,432+(a)(b)	Castle Stuart Re, Variable Rate Notes, 12/1/21	14,696,910
1,000,000(c)	Citrus Re, Ltd., 9.195% (3 Month U.S. Treasury Bill + 774 bps), 2/25/19 (144A) (Cat Bond)	999,700
10,000,000+(a)(b)	Clarendon Re 2018, Variable Rate Notes, 1/15/19	8,685,000
4,350,000(c)	Cranberry Re, 3.488% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A) (Cat Bond)	4,393,500
250,000(c)	Cranberry Re, 5.355% (3 Month U.S. Treasury Bill + 390 bps), 7/6/18 (144A) (Cat Bond)	250,625
4,537,500+(a)(b)	Cyprus Re 2017, Variable Rate Notes, 1/10/19	3,911,685
6,450,000+(a)(b)	Dartmouth Re 2018, Variable Rate Notes, 1/15/19	5,187,090
3,000,000+(a)(b)	Denning Re 2017, Variable Rate Notes, 7/13/18	2,987,700
5,112,745+(a)(b)	EC0009 Re, Variable Rate Notes, 12/31/20	5,153,136
6,091+(a)(b)	Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A)	445,537
2,544,175+(a)(b)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	1,885,997
2,950,000+(a)(b)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	2,202,470
7,000,000+(a)(b)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	6,970,600
16,482,525+(a)(b)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	16,477,580
500,000(c)	First Coast Re 2016, 5.368% (3 Month U.S. Treasury Bill + 391 bps), 6/7/19 (144A) (Cat Bond)	499,100
1,000,000(c)	Fortius Re, 5.208% (6 Month USD LIBOR + 375 bps), 7/7/21 (144A) (Cat Bond)	1,001,600
1,000,000(c)	Galilei Re, 8.068% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	994,700
250,000(c)	Galilei Re, 9.928% (6 Month USD LIBOR + 841 bps), 1/8/20 (144A) (Cat Bond)	246,150
500,000(c)	Galilei Re, 9.948% (6 Month USD LIBOR + 841 bps), 1/8/21 (144A) (Cat Bond)	489,100
500,000(c)	Galilei Re, 15.398% (6 Month USD LIBOR + 1,388 bps), 1/8/20 (144A) (Cat Bond)	477,750
250,000(c)	Galilei Re, 15.418% (6 Month USD LIBOR + 1,388 bps), 1/8/21 (144A) (Cat Bond)	234,900
250,000(c)	Galileo Re, 8.705% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A) (Cat Bond)	248,400
750,000(c)	Galileo Re, 10.398% (3 Month U.S. Treasury Bill + 894 bps), 1/8/19 (144A) (Cat Bond)	739,425
1,250,000(c)	Galileo Re, 14.968% (3 Month U.S. Treasury Bill + 1,351 bps), 1/8/19 (144A) (Cat Bond)	1,199,125
7,000,000+(a)(b)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	820,400
19,900,000+(a)(b)	Gleneagles Re 2017, Variable Rate Notes, 11/30/21	14,150,890
21,917,000+(a)(b)	Gleneagles Re 2018, Variable Rate Notes, 12/31/21	22,149,320
7,880,000+(a)(b)	Gloucester Re 2018, Variable Rate Notes, 1/15/19	5,604,256
11,000,000+(a)(b)	Gullane Re 2016, Variable Rate Notes, 11/30/20	239,800
19,020,500+(a)(b)	Gullane Re 2017, Variable Rate Notes, 11/30/21	18,059,965
33,700,000+(a)(b)	Harambee Re 2018, Variable Rate Notes, 12/31/21	33,716,850
1,250,000(c)	Integrity Re, 4.715% (6 Month USD LIBOR + 325 bps), 6/10/20 (144A) (Cat Bond)	1,245,875
600,000(c)	International Bank for Reconstruction & Development, 6.972% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A) (Cat Bond)	599,844
2,300,000(c)	International Bank for Reconstruction & Development, 8.949% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	2,299,885
1,250,000(c)	International Bank for Reconstruction & Development, 10.372% (6 Month USD LIBOR + 930 bps), 12/20/19 (144A) (Cat Bond)	1,249,625
3,050,000(c)	International Bank for Reconstruction & Development, 12.988% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A) (Cat Bond)	3,042,314
3,731,000+(a)(b)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	3,586,610
2,500,000(c)	Kilimanjaro II Re, 7.544% (6 Month USD LIBOR + 600 bps), 4/20/21 (144A) (Cat Bond)	2,412,500
750,000(c)	Kilimanjaro II Re,7.564% (6 Month USD LIBOR + 600 bps), 4/21/22 (144A) (Cat Bond)	725,175
2,600,000(c)	Kilimanjaro II Re, 9.044% (6 Month USD LIBOR + 750 bps), 4/20/21 (144A) (Cat Bond)	2,459,340
1,000,000(c)	Kilimanjaro II Re, 9.064% (6 Month USD LIBOR + 750 bps), 4/21/22 (144A) (Cat Bond)	946,000
3,000,000(c)	Kilimanjaro II Re, 11.544% (6 Month USD LIBOR + 1,000 bps), 4/20/21 (144A) (Cat Bond)	2,633,100
1,500,000(c)	Kilimanjaro Re, 5.958% (3 Month U.S. Treasury Bill + 450 bps), 4/30/18 (144A) (Cat Bond)	1,482,000
1,500,000(c)	Kilimanjaro Re, 8.208% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	1,496,700
1,500,000(c)	Kilimanjaro Re, 10.708% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	1,442,700
10,000,000+(a)(b)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/18	7,140,000
2,274,000+(a)(b)	Lahinch Re 2017, Variable Rate Notes, 5/10/22	76,179
1,500,000+(a)(b)	Limestone Re, Ltd., Variable Rate Notes, Series 2016-1, Class A Non Voting 8/31/21	1,465,650
500,000+(a)(b)	Limestone Re, Ltd., Variable Rate Notes, Series 2016-1, Class A Voting 8/31/21	488,550
6,000,000+(a)(b)	Lorenz Re, 2016, Variable Rate Notes, 3/31/19	81,600
27,480,000+(a)(b)	Lorenz Re, 2017, Variable Rate Notes, 3/31/20	22,992,516
4,000,000+(a)(b)	Madison Re 2016, Variable Rate Notes, 3/31/19	254,000
9,006,108+(a)(b)	Madison Re 2017, Variable Rate Notes, 12/31/19	5,875,585
17,403,386+(a)(b)	Madison Re 2018, Variable Rate Notes, 12/31/21	17,528,690
4,500,000+(a)(b)	Maidstone Re 2018, Variable Rate Notes, 1/15/19	4,032,450
	Principal
	Amount
	USD ($)		Value
		Reinsurance – (continued)
	10,380,000+(a)(b)	Merion Re 2018-1., Variable Rate Notes, 12/31/21	$8,715,048
	44,514,882+(a)(b)	Merion Re 2018-2 , Variable Rate Notes, 12/31/21	45,209,314
	800,000(c)	Nakama Re, 3.329% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A) (Cat Bond)	810,160
	4,700,000+(a)(b)	NCM Re 2018 12/31/21	4,700,000
	2,350,000+(a)(b)	Oakmont Re 2017, Variable Rate Notes, 4/13/18	2,115,940
	15,350,000+(a)(b)	Old Head Re 2018, Variable Rate Notes, 12/31/21	12,665,861
	6,600,000+(a)(b)	Oyster Bay Re 2018, Variable Rate Notes, 1/15/19	5,819,220
	2,000,000+(a)(b)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	6,200
	6,000,000+(a)(b)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	62,400
	5,220,000+(a)(b)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	345,042
	20,000,000+(a)(b)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	1,316,000
	17,000,000+(a)(b)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	1,398,842
	33,250,000+(a)(b)	Pangaea Re 2017-3, Variable Rate Notes, 5/31/22	23,513,391
	12,750,000+(a)(b)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	12,782,258
	4,000,000+(a)(b)	Pinehurst Re 2017, Variable Rate Notes, 2/28/18	4,025,600
	5,500,405+(a)(b)	Portrush Re 2017, Variable Rate Notes, 6/15/18	5,066,973
	2,000,000+(a)(b)	Prestwick Re 2015, Variable Rate Notes, 7/1/18	34,000
	800,000(c)	Queen Street X Re, 7.218% (3 Month U.S. Treasury Bill + 575 bps), 6/8/18 (144A) (Cat Bond)	799,040
	500,000(c)	Queen Street XI Re, 7.618% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A) (Cat Bond)	502,250
	250,000(c)	Residential Reinsurance 2015, 8.405% (3 Month U.S. Treasury Bill + 695 bps), 12/6/19 (144A) (Cat Bond)	253,975
	250,000(c)	Residential Reinsurance 2016, 5.385% (3 Month U.S. Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)	249,400
	500,000(c)	Residential Reinsurance 2016, 6.825% (3 Month U.S. Treasury Bill + 537 bps), 12/6/20 (144A) (Cat Bond)	495,050
	1,250,000(c)	Residential Reinsurance 2016, 13.005% (3 Month U.S. Treasury Bill + 1,155 bps), 6/6/20 (144A) (Cat Bond)	625,875
	5,000,000+(a)(b)	Resilience Re, Ltd., Variable Rate Notes, 4/1/18	3,777,500
	4,100,000+(a)(b)	Resilience Re, Ltd., Variable Rate Notes, 4/6/18	3,627,680
	7,350,000+(a)(b)	Resilience Re, Ltd., Variable Rate Notes, 6/4/18	7,335,300
	1,500,000+(a)(b)	Resilience Re, Ltd., Variable Rate Notes, 1/8/19	1,500,000
	3,062,750+(a)(b)	Riviera Re 2017, Variable Rate Notes, 4/13/18	2,783,919
AUD	1,650,000+(a)(b)	RW0009 Re, Variable Rate Notes, 2/28/18	44,206
AUD	2,597,500+(a)(b)	RW0011 Re, Variable Rate Notes, 7/15/18	1,946,435
	4,000,000(c)	Sanders Re, 4.514% (6 Month USD LIBOR + 300 bps), 12/6/21 (144A) (Cat Bond)	3,994,400
	2,700,000(c)	Sanders Re, 4.704% (6 Month USD LIBOR + 325 bps), 6/5/20 (144A) (Cat Bond)	2,681,640
	250,000(c)	Sanders Re, 4.705% (3 Month U.S. Treasury Bill + 325 bps), 5/25/18 (144A) (Cat Bond)	250,200
	6,134+(a)(b)	Sector Re V, Series 6, Class A, Variable Rate Notes, 3/1/21 (144A)	334,720
	12,593+(a)(b)	Sector Re V, Series 6, Class B, Variable Rate Notes, 3/1/21 (144A)	156,906
	800,000+(a)(b)	Sector Re V, Series 6, Class C, Variable Rate Notes, 12/1/21 (144A)	794,320
	5,550,000+(a)(b)	Sector Re V, Series 6, Class C, Variable Rate Notes, 12/1/21 (144A)	5,510,595
	2,250,000+(a)(b)	Sector Re V, Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	2,234,025
	3,150,000+(a)(b)	Sector Re V, Series 7, Class A, Variable Rate Notes, 3/1/22 (144A)	3,016,440
	3,600,000+(a)(b)	Sector Re V, Series 7, Class B, Variable Rate Notes, 3/1/22 (144A)	3,447,360
	9,000,000+(a)(b)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	9,048,600
	9,000,000+(a)(b)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	9,048,600
	850,000+(a)(b)	Sector Re V, Series 7, Class F, Variable Rate Notes, 3/1/22 (144A)	751,995
	3,800,000+(a)(b)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	3,361,860
	13,800,000+(a)(b)	Seminole Re 2018, Variable Rate Notes, 1/15/19	12,004,620
	6,935,000+(a)(b)	Shinnecock Re 2017, Variable Rate Notes, 6/15/18	5,964,100
	2,000,000+(a)(b)	Silverton Re, Variable Rate Notes, 9/17/18 (144A)	30,000
	4,750,000+(a)(b)	Silverton Re, Variable Rate Notes, 9/16/19 (144A)	4,037,500
	2,000,000(c)	Spectrum Capital, 7.111% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A) (Cat Bond)	1,934,400
	5,000,000+(a)(b)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	5,197,500
	10,054,000+(a)(b)	St. Andrews Re 2017-3, Variable Rate Notes, 6/30/21	9,104,902
	7,760,968+(a)(b)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	8,009,319
	24,000,000+(a)(b)	Thopas Re 2018, Variable Rates Notes, 12/31/21	24,134,400
	10,000,000+(a)(b)	Versutus Re 2016-1, Variable Rate Notes, 11/30/20	80,000
	20,000,000+(a)(b)	Versutus Re 2017, Variable Rate Notes, 11/30/21	19,646,000
	17,015,757+(a)(b)	Versutus Re 2018, Variable Rate Notes, 12/31/21	17,059,998
	27,500,000+(a)(b)	Viribus Re 2018, Variable Rate Notes, 12/31/21	28,160,000
	5,700,000+(a)(b)	Wentworth 2018, Variable Rate Notes, 12/31/21	4,986,930
	8,850,000+(a)(b)	Wentworth Re 2017, Variable Rate Notes, 7/13/18	8,419,005
		Total Insurance	$673,067,498
		TOTAL CORPORATE BONDS
		(Cost $695,854,839)	$673,067,498
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.5%
		(Cost $695,854,839)	$673,067,498
		OTHER ASSETS AND LIABILITIES - 0.5%	$3,559,682
		NET ASSETS - 100.0%	$676,418,648

BPS	Basis Point.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2018, the value of these securities amounted to $123,806,153, or 18.3% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At January 31, 2018, the value of these securities amounted to $54,315,573, or 8.0% of net assets.
+	Securities that used significant unobservable inputs to determine their value.
(a)	Structured reinsurance investment. At January 31, 2018, the value of these securities amounted to $618,751,925, or 91.5% of net assets.
(b)	Rate to be determined.
(c)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2018.

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
EUR	2,001,076	USD	(2,486,726)	JPMorgan Chase Bank NA	3/19/18	$3,934
EUR	3,259,576	USD	(4,014,716)	JPMorgan Chase Bank NA	4/09/18	48,499
USD	1,672,767	AUD	(2,131,249)	JPMorgan Chase Bank NA	4/09/18	(42,176)
USD	2,371,154	EUR	(2,000,000)	State Street Bank & Trust Co.	3/19/18	(118,167)
USD	3,958,349	EUR	(3,256,172)	State Street Bank & Trust Co.	4/09/18	(100,622)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(208,532)

Principal amounts are denominated in U.S. dollars unless otherwise noted.

AUD	-	Australian Dollar
EUR	-	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Insurance
Reinsurance	$–	$54,315,573	$618,751,925	$673,067,498
All Other Corporate Bonds	–	–	–	–
Total Investments in Securities	$–	$54,315,573	$618,751,925	$673,067,498
Other Financial Instruments
Unrealized depreciation on forward foreign currency contracts	$–	$(208,532)	$–	$(208,532)
Total Other Financial Instruments	$–	$(208,532)	$–	$(208,532)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Corporate Bonds
Balance as of 10/31/17	$288,033,661
Realized gain (loss)	(29,094)
Change in unrealized appreciation (depreciation)	(4,927,973)
Accrued discounts/premiums	18,962
Purchases	381,116,734
Sales	(45,460,366)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 1/31/18	$618,751,925

*	Transfers are calculated on the beginning of period value. For three months ended January 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 at January 31, 2018: $(3,598,064).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer ILS Interval Fund

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date April 2, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 2, 2018

* Print the name and title of each signing officer under his or her signature.